Borrowings (Details)	6 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings
Total borrowings	£ 773,301,000		£ 613,296,000		£ 741,900,000
Non-current borrowings	506,509,000		507,335,000		535,654,000
Current borrowings	266,792,000		105,961,000		206,246,000
Senior secured notes
Disclosure of detailed information about borrowings
Total borrowings	331,572,000		332,112,000		350,626,000
Non-current borrowings	331,572,000		332,112,000		350,626,000
Unamortized issue costs on borrowings	1,866,000		2,113,000		2,354,000
Principal amount / Notional amount | $		$ 425,000,000		$ 425,000,000		$ 425,000,000
Secured term loan facility
Disclosure of detailed information about borrowings
Total borrowings	174,937,000		175,223,000		185,028,000
Non-current borrowings	174,937,000		175,223,000		185,028,000
Unamortized issue costs on borrowings	1,589,000		1,720,000		1,850,000
Principal amount / Notional amount | $		$ 225,000,000		$ 225,000,000		$ 225,000,000
Revolving facilities
Disclosure of detailed information about borrowings
Total borrowings	260,000,000		100,000,000		200,000,000
Principal amount / Notional amount	300,000,000
Undrawn borrowing facilities	40,000,000		200,000,000		100,000,000
Accrued interest on senior secured notes and revolving credit facilities
Disclosure of detailed information about borrowings
Total borrowings	£ 6,792,000		£ 5,961,000		£ 6,246,000
Fixed interest rate | Senior secured notes
Disclosure of detailed information about borrowings
Borrowings, interest rate	3.79%	3.79%
Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	US dollar LIBOR
4 April 2025 | Revolving facilities
Disclosure of detailed information about borrowings
Principal amount / Notional amount	£ 150,000,000
Minimum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.25%	1.25%
Maximum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.75%	1.75%